EXHIBIT 99.3

John Deere Owner Trust 2017-B

Servicer’s Certificate

$200,000,000 Class A-1 1.35000% Asset Backed Notes due July 16, 2018
$230,000,000 Class A-2A 1.59000% Asset Backed Notes due April 15, 2020
$90,000,000 Class A-2B Floating Rate Asset Backed Notes due April 15, 2020
$250,000,000 Class A-3 1.82000% Asset Backed Notes due October 15, 2021
$87,230,000 Class A-4 2.11000% Asset Backed Notes due July 15, 2024
$21,980,529 Overcollateralization

Scheduled Payment Date (30/360)				15-Oct-17
Actual Payment Date (A/360)				16-Oct-17
Collection Period Begin Date				28-Aug-17
Collection Period End Date				24-Sep-17
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				31
One-Month LIBOR as of the LIBOR Determination Date:				1.23444%
Class A-2B interest rate:				1.34444%

(1)	Total Distribution Amount:			$24,535,605.05
	(a)	Total cash receipts during the month:		$23,395,426.88
	(b)	Administrative repurchases during the month:		$1,136,202.65
	(c)	Investment earnings on cash accounts:		$3,975.52
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$1,120,594.31
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$179,104.12
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2A Notes:	$304,750.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2A Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2B Notes:	$104,194.10
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2B Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$379,166.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(e)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$153,379.42
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$21,051,621.07
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$21,051,621.07
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$21,051,621.07

	(b)	(i)	Class A-2A Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2A Noteholders:	0.00%
		(iii)	Class A-2A Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2A Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-2B Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2B Noteholders:	0.00%
		(iii)	Class A-2B Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2B Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(e)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$22,172,215.38

(6)	Reserve Account balance:
	(a)	Beginning balance:		$8,792,105.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(e)	Ending Balance (after giving effect to all distributions):		$8,792,105.00
	(f)	Specified Reserve Account Balance:		$8,792,105.00

(7)	Servicing Fee:			$715,502.42
	(a)	Amount of Servicing Fee earned:		$715,502.42
	(b)	Amount of Servicing Fee paid:		$715,502.42
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$1,647,787.25

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$835,529,041.46

	(b)	Note Value as of the end of the related Collection Period:		$812,226,972.07

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$21,980,529.00

	(d)	Number of Accounts at the end of the related Collection Period:		18,650

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$133,016,442.97
		(ii)	Class A-1 Note Pool Factor:	0.6650822

	(b)	(i)	Outstanding Principal Balance of Class A-2A Notes:	$230,000,000.00
		(ii)	Class A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-2B Notes:	$90,000,000.00
		(ii)	Class A-2B Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-3 Notes:	$250,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Class A-4 Notes:	$87,230,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$986,495.61
		(ii) % of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.43%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	18,771
	(b)	Number of loans at the end of the period:	18,650
	(c)	Weighted average remaining term on receivables:	40.25
	(d)	Prepayment amount - monthly:	$1,642,409.73
	(e)	Prepayment amount - life-to-date:	$10,988,607.26
	(f)	Weighted average APR of the pool assets:	2.49%
	(g)	Pool Factor:	0.92

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.43%
	(c)	Delinquency Trigger Occurred: Y/N	N